Loans to Customers - Schedule of Loans to Customers (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans to customers [abstract]
Gross loans to customers	₸ 7,543,926	₸ 6,042,443
Less: allowance for impairment losses (Note 7)	(371,764)	(295,843)
Total loans to customers	₸ 7,172,162	₸ 5,746,600